Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating activities
Net loss	$ (13,231,237)	$ (41,336,627)
Adjusting items
Interest income recognized in net loss	(551,758)	(80,997)
Depreciation of property and equipment	4,682	7,478
Amortization of intangible assets	47,705	33,818
Transaction costs recognized in net loss		35,175
Embedded derivative loss recognized in net loss		35,317,049
Accretion of preferred shares		988,038
Share-based compensation	731,793	83,741
Net foreign exchange (gain) loss	17,184	(7,039)
Income tax expense recognized in net loss	40,966	44,363
Income taxes paid	(5,246)	(45,589)
Tax credit	(34,660)
Net changes in working capital
Sales tax and other receivables	(21,062)	39,292
Income tax and tax credits receivable	(116,378)	(49,626)
Deferred financing costs		(93,544)
Prepaid expenses	1,432,417	(4,461)
Accounts payable and accrued liabilities	1,943,116	(868,716)
Net operating cash flows	(9,742,478)	(5,937,645)
Investing activities
Interest income received	165,719	331,043
Acquisition of short-term investments	(5,000,000)	(20,000,000)
Maturity of short-term investments	5,000,000	30,000,000
Acquisition of property and equipment		(7,527)
Net investing cash flows	165,719	10,323,516
Financing activities
Issuance of common shares		25,729
Net financing cash flows		9,896,289
Net increase (decrease) in cash	(9,576,759)	14,282,160
Cash, beginning of period	36,230,343	9,434,495
Effect of exchange rate fluctuations on cash held	(15,097)	5,379
Cash, end of period	26,638,487	23,722,034
Series C preferred shares [member]
Financing activities
Issuance of Preferred Shares		10,000,080
Issuance costs		$ (129,520)